ULTRA SERIES FUND
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.274.0300; Fax: 608.663.9010

June 2, 2014
BY EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549
RE:    Ultra Series Fund (SEC File Nos. 002-87775; 811-04815)
Ladies and Gentlemen:
Filed herewith via EDGAR is a preliminary information statement for the following series of Ultra Series Funds: Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund and Madison Target Retirement 2050 Fund (collectively, the “Funds”). This filing is being made to alert shareholders of the Funds of the proposed restructuring of the Funds whereby each Fund will invest substantially all of its assets in a corresponding, newly created series of Madison Funds.
Please contact me at the telephone number listed above should you have any comments or questions regarding this filing.
Respectfully submitted,
/s/ Pamela M. Krill
Pamela M. Krill
                        General Counsel and Chief Legal Officer

1